Business Combinations - Summary of Fair Value of Identifiable Assets Acquired (Detail) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)		Dec. 31, 2020 USD ($)	Jun. 30, 2020 GBP (£)	[1]
Non-current assets
Goodwill	£ 364.8	£ 184.3	[1]		£ 195.0
Total consideration		£ 7.7		$ 10.2
Calico Acquisition [Member]
Non-current assets
Intangible assets	0.6
Net current assets	0.2
Total identifiable assets acquired	0.8
Goodwill	2.8
Total consideration	£ 3.6

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.